Litigation, regulatory and similar matters (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		$ 3,180		$ 4,048
Increase in provisions recognized in the income statement		1,155		1,004
Release of provisions recognized in the income statement		(311)		(347)
Provisions used in conformity with designated purpose		(628)		(1,632)
Foreign currency translation / unwind of discount		(21)		94
Balance at the end of period		3,377		3,180
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	2,508	[1]	3,204
Increase in provisions recognized in the income statement	[2]	905	[1]	703
Release of provisions recognized in the income statement	[2]	(220)	[1]	(214)
Provisions used in conformity with designated purpose	[2]	(350)	[1]	(1,251)
Foreign currency translation / unwind of discount	[2]	(16)	[1]	66
Balance at the end of period	[1],[2]	2,827		2,508
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	569
Increase in provisions recognized in the income statement	[2]	659
Release of provisions recognized in the income statement	[2]	(33)
Provisions used in conformity with designated purpose	[2]	(184)
Foreign currency translation / unwind of discount	[2]	(9)
Balance at the end of period	[2]	1,003		569
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	81
Increase in provisions recognized in the income statement	[2]	41
Release of provisions recognized in the income statement	[2]	(1)
Provisions used in conformity with designated purpose	[2]	(3)
Foreign currency translation / unwind of discount	[2]	(1)
Balance at the end of period	[2]	117		81
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	1
Increase in provisions recognized in the income statement	[2]	0
Release of provisions recognized in the income statement	[2]	(1)
Provisions used in conformity with designated purpose	[2]	0
Foreign currency translation / unwind of discount	[2]	0
Balance at the end of period	[2]	0		1
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	354
Increase in provisions recognized in the income statement	[2]	83
Release of provisions recognized in the income statement	[2]	(146)
Provisions used in conformity with designated purpose	[2]	(18)
Foreign currency translation / unwind of discount	[2]	(3)
Balance at the end of period	[2]	269		354
Litigation, regulatory and similar matters | Corporate Center - Services
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	246
Increase in provisions recognized in the income statement	[2]	32
Release of provisions recognized in the income statement	[2]	(38)
Provisions used in conformity with designated purpose	[2]	(1)
Foreign currency translation / unwind of discount	[2]	(2)
Balance at the end of period	[2]	236		246
Litigation, regulatory and similar matters | Corporate Center - Group ALM
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	0
Increase in provisions recognized in the income statement	[2]	0
Release of provisions recognized in the income statement	[2]	0
Provisions used in conformity with designated purpose	[2]	0
Foreign currency translation / unwind of discount	[2]	0
Balance at the end of period	[2]	0		0
Litigation, regulatory and similar matters | Corporate Center - Non-core and Legacy Portfolio
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	1,256
Increase in provisions recognized in the income statement	[2]	90
Release of provisions recognized in the income statement	[2]	0
Provisions used in conformity with designated purpose	[2]	(143)
Foreign currency translation / unwind of discount	[2]	(1)
Balance at the end of period	[2]	1,202		1,256
UBS AG
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		3,130		4,043
Increase in provisions recognized in the income statement		1,117		956
Release of provisions recognized in the income statement		(301)		(338)
Provisions used in conformity with designated purpose		(587)		(1,598)
Foreign currency translation / unwind of discount		(20)		91
Balance at the end of period		3,341		3,130
UBS AG | Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	2,508	[1]	3,204
Increase in provisions recognized in the income statement	[2]	905	[1]	703
Release of provisions recognized in the income statement	[2]	(220)	[1]	(214)
Provisions used in conformity with designated purpose	[2]	(350)	[1]	(1,251)
Foreign currency translation / unwind of discount	[2]	(16)	[1]	66
Balance at the end of period	[1],[2]	2,827		2,508
UBS AG | Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	569
Increase in provisions recognized in the income statement	[2]	659
Release of provisions recognized in the income statement	[2]	(33)
Provisions used in conformity with designated purpose	[2]	(184)
Foreign currency translation / unwind of discount	[2]	(9)
Balance at the end of period	[2]	1,003		569
UBS AG | Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	81
Increase in provisions recognized in the income statement	[2]	41
Release of provisions recognized in the income statement	[2]	(1)
Provisions used in conformity with designated purpose	[2]	(3)
Foreign currency translation / unwind of discount	[2]	(1)
Balance at the end of period	[2]	117		81
UBS AG | Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	1
Increase in provisions recognized in the income statement	[2]	0
Release of provisions recognized in the income statement	[2]	(1)
Provisions used in conformity with designated purpose	[2]	0
Foreign currency translation / unwind of discount	[2]	0
Balance at the end of period	[2]	0		1
UBS AG | Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	354
Increase in provisions recognized in the income statement	[2]	83
Release of provisions recognized in the income statement	[2]	(146)
Provisions used in conformity with designated purpose	[2]	(18)
Foreign currency translation / unwind of discount	[2]	(3)
Balance at the end of period	[2]	269		354
UBS AG | Litigation, regulatory and similar matters | Corporate Center - Services
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	246
Increase in provisions recognized in the income statement	[2]	32
Release of provisions recognized in the income statement	[2]	(38)
Provisions used in conformity with designated purpose	[2]	(1)
Foreign currency translation / unwind of discount	[2]	(2)
Balance at the end of period	[2]	236		246
UBS AG | Litigation, regulatory and similar matters | Corporate Center - Group ALM
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	0
Increase in provisions recognized in the income statement	[2]	0
Release of provisions recognized in the income statement	[2]	0
Provisions used in conformity with designated purpose	[2]	0
Foreign currency translation / unwind of discount	[2]	0
Balance at the end of period	[2]	0		0
UBS AG | Litigation, regulatory and similar matters | Corporate Center - Non-core and Legacy Portfolio
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	1,256
Increase in provisions recognized in the income statement	[2]	90
Release of provisions recognized in the income statement	[2]	0
Provisions used in conformity with designated purpose	[2]	(143)
Foreign currency translation / unwind of discount	[2]	(1)
Balance at the end of period	[2]	$ 1,202		$ 1,256

[1]	Comprises provisions for losses resulting from legal, liability and compliance risks.
[2]
Provisions, if any, for the matters described in this Note are recorded in Global Wealth Management (items 3 and 4), the Investment Bank (item 7) and Corporate Center – Non-core and Legacy Portfolio (item 2). Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this Note in item 5 are allocated between the Investment Bank, Corporate Center – Services and Corporate Center – Non-core and Legacy Portfolio.